Dreyfus Research Growth Fund, Inc.

Incorporated herein by reference is the supplement to the above-referenced fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 18, 2011 (SEC Accession No. 0000030162-11-000014)